Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Amount of outstanding shares and weighted average grant date fair value

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
As of January 1, 2018	60 516 243		5 568 702
Granted	36 943 251	4.39	1 479 350	4.47
Forfeited	(4 146 246)		(1 431 215)
Vested(2)	(10 169 717)		(2 034 789)
As of December 31, 2018	83 143 531		3 582 048
Granted	31 979 747	4.02	2 060 342	4.18
Forfeited	(4 964 055)		(451 540)
Vested(2)	(18 933 700)		(1 915 675)
As of December 31, 2019	91 225 523		3 275 175
Granted	38 753 394	2.63	3 830 700	3.06
Forfeited	(4 752 172)		(1 100 107)
Vested(2)	(25 754 552)		(1 478 175)
As of December 31, 2020(3)	99 472 193		4 527 593

(1)   The fair values for the 2017-2019 performance shares and all restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period. The fair value for the 2020 performance shares is estimated based on the dividend-adjusted price of the Nokia share at the settlement date of the plan and the target payout levels.

(2)   Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.

(3)   Includes 31 549 004 performance shares for the Performance Share Plan 2018 and 380 567 Restricted Shares that vested on January 1, 2021.

Performance plan information

Global performance share plans as of December 31, 2020:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period	year
2017	-	29	2017-2018	2019	2020
2018	31 549 004	57	2018-2019	2020	2021
2019	29 358 795	–	2019-2021	N/A	2022
2020	38 564 394	–	2020-2023	N/A	2023

Schedule of stock options outstanding and exercisable

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		average exercise	average share		average exercise
	Number	price	price	Number of	price
	of shares	EUR	EUR	options	EUR
As of January 1, 2018	447 500	2.07		447 500	2.07
Exercised	(424 500)	2.06	5.07
As of December 31, 2018	23 000	2.35		23 000	2.35
Exercised	(23 000)	2.35	5.34
As of December 31, 2019	–	–		–	–
As of December 31, 2020	–	–		–	–